As filed with the Securities and Exchange Commission on December 29, 2004
                                     Investment Company Act file number 811-3955

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                    New York Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 04/30

Date of reporting period: 10/31/2004

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------

NEW YORK
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of New York Daily Tax Free Income Fund, Inc. (the "Fund") for the period May 1, 2004 through October 31, 2004.

The Fund had net assets of $462,334,013 and 2,947 active shareholders as of October 31 2004.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


/s/Steven W. Duff


Steven W. Duff
President



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
ABOUT YOUR FUND'S EXPENSES
(UNAUDITED)

================================================================================
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period May 1, 2004 through October 31, 2004 and held for the entire period.

The table below illustrates your fund's costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical 5% return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% per year before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the fund's actual return-the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


-------------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value
      Actual Fund Return                     5/1/04                   10/31/04         Expenses Paid During the Period*
-------------------------------------------------------------------------------------------------------------------------
      Class A                               $1,000.00                $1,002.00                       $4.29
      Class B                                1,000.00                 1,003.00                        3.28
      Victory shares                         1,000.00                 1,002.00                        4.29
      Advantage shares                       1,000.00                 1,001.70                        4.59
-------------------------------------------------------------------------------------------------------------------------
      Hypothetical 5% Return
-------------------------------------------------------------------------------------------------------------------------
      Class A                               $1,000.00                $1,020.92                       $4.33
      Class B                                1,000.00                 1,021.93                        3.31
      Victory shares                         1,000.00                 1,020.92                        4.33
      Advantage shares                       1,000.00                 1,020.62                        4.63
-------------------------------------------------------------------------------------------------------------------------

Note that the expenses in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "Sales Load". The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years in the Notes to Financial Statement section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

* Expenses are equal to the Fund's annualized expense ratios of 0.85%, 0.65%, 0.85% and 0.91%, for the Class A, Class B, Victory and Advantage shares, respectively, multiplied by the average account value over the period (May 1, 2004 through October 31, 2004), multiplied by 184/365 (to reflect the most recent fiscal half-year).

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

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2004
(UNAUDITED)

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Put Bond (b) (0.27%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,250,000  New York State Dormitory Authority RB
             (Columbia Universtiy) - Series A-2 (c)                             06/08/05     1.60%   $  1,250,000
-----------                                                                                          ------------
  1,250,000  Total Put Bond                                                                             1,250,000
-----------                                                                                          ------------

Tax Exempt Commercial Paper (3.55%)
------------------------------------------------------------------------------------------------------------------------------------
$ 9,000,000  New York City, NY MTA Transportation Facilities BAN - Series A
             LOC ABN AMRO Bank N.A.                                             11/30/04     1.58%   $  9,000,000       P1       A1+
  5,000,000  New York State Dormitory Authority (Columbia University)
             - Series C                                                         11/16/04     1.18       5,000,000                A1+
  2,400,000  New York State Environmental Quality (Clean Water Act 1986)
             LOC Bayerische Landesbank & Landesbank Hessen                      11/10/04     1.58       2,400,000       P1       A1+
-----------                                                                                          ------------
 16,400,000  Total Tax Exempt Commercial Paper                                                         16,400,000
-----------                                                                                          ------------

Tax Exempt General Obligation Notes & Bonds (21.15%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,675,000  Beacon, NY Dutchess County BAN - Series 2003 (c)                   12/24/04     1.20%   $  6,675,184
  5,000,000  Binghamton, NY School District BAN (c)                             10/14/05     1.85       5,053,569
  2,400,000  Cobleskill - Richondville, NY CSD BAN, Series 2004 (c)             06/24/05     1.75       2,418,975
  1,767,122  East Greenbush, NY CSD BAN - Series 2004 (c)
             Insured by MBIA Insurance Corp.                                    12/01/04     1.00       1,769,275
  3,350,000  Ellicottville, NY CSD BAN (c)                                      06/16/05     1.70       3,371,501
  5,500,000  Erie County, NY RAN
             LOC Citibank, N.A.                                                 07/13/05     1.55       5,554,613      MIG-1
  4,045,000  Grand Island, NY BAN - Series 2004 (c)                             07/21/05     1.60       4,046,136
  7,611,500  Jamesville-Dewitt, NY CSD BAN (c)                                  09/08/05     1.67       7,696,302
  3,000,000  Jefferson County, NY BAN (c)                                       12/10/04     1.15       3,002,685
  3,670,000  Johnson City, NY BAN (c)                                           05/27/05     1.70       3,691,514
  5,585,000  Kinderhook, NY CSD BAN - Series 2004 (c)                           07/01/05     1.70       5,592,258
  4,537,000  Middletown, NY School District BAN - Series 2004 (c)               12/17/04     1.35       4,540,663
  7,670,000  New York and New Jersey ABN AMRO Municipal TOPs
             Certificates Trust - Series 2002-33
             LOC Dexia CLF                                                      12/15/04     1.45       7,670,000     VMIG-1
  5,700,000  Penn Yan, NY CSD BAN (c)                                           06/21/05     1.70       5,737,390
  5,000,000  Pittsford, NY CSD BAN - Series 2004A (c)                           10/14/05     1.80       5,056,006



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2004
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity               Value             Standard
   Amount                                                                         Date       Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----     ------     ------- --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$ 4,500,000  Salmon River, NY CSD BAN - Series 2004 (c)                         06/24/05     1.70%   $  4,515,659
  9,000,000  Suffolk County, NY BOCES RAN (First Supervisory District) (c)      06/28/05     1.75       9,067,568

  9,467,700  Tully, NY CSD BAN - Series 2004 (c)                                06/30/05     1.68       9,481,203

  2,815,000  Yorktown, NY CSD BAN - Series 2004 (c)                             07/15/05     1.63       2,836,738
-----------                                                                                          ------------
 97,293,322  Total Tax Exempt General Obligation Notes & Bonds                                         97,777,239
-----------                                                                                          ------------

Variable Rate Demand Instruments (d) (73.23%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  Commonwealth of Puerto Rico
             Public Improvement Bonds TOCs - Series 2001
             Insured by FSA                                                     07/01/19     1.75%   $  5,000,000                A1+
  1,200,000  Dutchess County, NY IDA Civic Facilities RB
             (Trinity - Pawling School Corporation)
             LOC Allied Irish Bank                                              10/01/32     1.76       1,200,000     VMIG-1
  2,300,000  Erie County, NY IDA (Hauptman - Woodard Project)
             - Series 2004 (c)
             LOC Key Bank, N.A.                                                 03/01/24     1.84       2,300,000
  1,000,000  Islip, NY IDRB (Brentwood Distributor Co. Facility)
             - Series 1984 (c)
             LOC Fleet Bank                                                     05/01/09     1.78       1,000,000
 10,000,000  Jay Street Development Corporation, NY
             (Court Facility Lease Revenue) - Series A-3
             LOC Depfa Bank PLC                                                 05/01/22     1.75      10,000,000     VMIG-1     A1+
 22,450,000  Long Island Power Authority, NY RB
             (Electric System) - Series 7, Subseries 7-B
             Insured by MBIA Insurance Corp.                                    04/01/25     1.74      22,450,000     VMIG-1     A1+
  2,500,000  Monroe County, NY IDA - Series A (c)
             LOC Wachovia Bank & Trust Company, N.A.                            06/01/29     1.78       2,500,000
  7,000,000  New York City, NY - Series F-2
             LOC Toronto Dominion Bank                                          02/15/12     1.73       7,000,000     VMIG-1     A1+
  2,350,000  New York City, NY GO - Series F-3
             LOC Morgan Guaranty Trust Company                                  02/15/13     1.74       2,350,000     VMIG-1     A1+
 11,450,000  New York City, NY GO - Series F-6
             LOC Morgan Guaranty Trust Company                                  02/15/18     1.74      11,450,000     VMIG-1     A1+



--------------------------------------------------------------------------------
        The accompanying notes are an integral part of these statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity               Value             Standard
   Amount                                                                         Date       Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,500,000  New York City, NY GO - Series H-4
             Insured by AMBAC Indemnity Corp.                                   08/01/15     1.75%   $  4,500,000     VMIG-1     A1
  4,000,000  New York City, NY GO - Series J, Subseries J-2
             LOC Westdeutsche Landesbank                                        02/15/16     1.75       4,000,000       P1       A1+
 10,545,000  New York City, NY GO Fiscal 1993 - Series A-6
             LOC Landesbank Hessen                                              08/01/19     1.74      10,545,000     VMIG-1     A1+
  1,500,000  New York City, NY GO Trust Receipts SGB33 - Series 1 1996F
             Insured by FSA                                                     02/01/19     1.78       1,500,000                A1+
  1,500,000  New York City, NY HDC Residential RB
             (East 17th Street Properties) - Series A
             LOC Rabobank Nederland                                             01/01/23     1.69       1,500,000                A1
  1,300,000  New York City, NY (Columbus Apartment Project) - Series 1995A
             Collateralized by Federal National  Mortgage  Association          03/15/25     1.74       1,300,000                A1+
  2,000,000  New York City, NY (West End Towers) - Series 2004
             Guaranteed by Federal National Mortgage  Association               05/15/34     1.77       2.000,000       P1       A1
  5,800,000  New York City, NY HDC Residential RB
             (Montefiore Medical Center) - Series 1993A
             LOC Chase Manhattan Bank, N.A.                                     05/01/30     1.70       5,800,000                A1
  5,050,000  New York City, NY MHRB (941 Hoe Avenue Apartment)
             LOC Key Bank, N.A.                                                 06/15/37     1.79       5,050,000                A1
  4,725,000  New York City, NY IDA Civic Facilities RB
             (American Society Technion Project)
             LOC Allied Irish Bank                                              10/01/33     1.73       4,725,000     VMIG-1
 23,900,000  New York City, NY IDA Civic Facilities RB (Center for
             Jewish History)
             LOC Allied Irish Bank                                              09/01/31     1.75      23,900,000     VMIG-1
  3,865,000  New York City, NY IDA Civic Facilities RB
             (Convent Sacred Heart School)
             LOC Allied Irish Bank                                              11/01/32     1.80       3,865,000     VMIG-1
  1,820,000  New York City, NY IDA Civic Facilities RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York                                               05/01/11     1.90       1,820,000     VMIG-1
  1,700,000  New York City, NY IDA IDRB (Abigal Press Inc. Project)
             - Series 2002
             LOC JPMorgan Chase & Co.                                           12/01/18     1.85       1,700,000                A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2004
(UNAUDITED)

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity               Value             Standard
   Amount                                                                         Date       Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$17,900,000  New York City, NY IDA Special Facility RB
             (Korean Airlines Company Limited Project) - Series 1997B
             LOC Rabobank Nederland                                             11/01/24     1.78%   $ 17,900,000     VMIG-1     A1+
  2,700,000  New York City, NY MHRB (Peter Cintron Apartments) -  Series C
             LOC Key Bank, N.A.                                                 06/15/37     1.79       2,700,000                A1
 10,000,000  New York City, NY MTA RB - Series G-1
             Insured by AMBAC Indemnity Corp.                                   11/01/26     1.71      10,000,000     VMIG-1     A1+
  5,000,000  New York City, NY Municipal Water Finance
             Authority RB Municipal Securities Trust Receipts
             Insured by MBIA Insurance Corp.                                    06/15/23     1.78       5,000,000                A1+
  1,115,000  New York City, NY Trust for Cultural Resources
             (Carnegie Hall) - Series 1990
             LOC Depfa Bank PLC                                                 12/01/15     1.75       1,115,000     VMIG-1     A1+
  5,000,000  New York City, NY Trust for Cultural Resources
             (The Museum of Broadcasting)
             LOC KBC Bank                                                       05/01/14     1.72       5,000,000     VMIG-1     A1+
  1,828,500  New York City, NY Trust for Cultural Resources -  Series 950
             Insured by FGIC                                                    02/01/34     1.78       1,828,500     VMIG-1
 12,155,000  New York State Development Corporation (Eagle)                     07/01/16     1.78      12,155,000                A1+
    990,000  New York State Dormitory Authority (Merlots) - Series A30
             Insured by AMBAC Indemnity Corp.                                   02/15/18     1.81         990,000     VMIG-1
  2,000,000  New York State Dormitory Authority RB (Cornell University)
             - Series A                                                         07/01/29     1.74       2,000,000                A1+
  4,580,000  New York State Dormitory Authority RB (Public Library)
             - Series A
             Insured by MBIA Insurance Corp.                                    07/01/28     1.74       4,580,000     VMIG-1     A1
  3,000,000  New York State Dormitory Authority RB (Wagner College Project)
             LOC Morgan Guaranty Trust Company                                  07/01/28     1.75       3,000,000                A1+
 12,000,000  New York State HFA (Normandie Court II Project) - Series A
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/29     1.77      12,000,000     VMIG-1
 12,000,000  New York State HFA RB (Saxony Housing) - Series 1997A
             Collateralized by Federal National Mortgage Association            05/15/30     1.78      12,000,000     VMIG-1
  1,300,000  New York State HFA RB (Saville Housing) - Series A
             LOC Fleet Bank                                                     11/01/35     1.78       1,300,000     VMIG-1
  4,000,000  New York State HFA RB (Union Square Housing)
             Guaranteed by Federal National Mortgage Association                05/15/24     1.76       4,000,000     VMIG-1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity               Value             Standard
   Amount                                                                         Date       Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,300,000  New York State HFA RB - Series A
             Guaranteed by Federal National Mortgage Association                05/01/29     1.76%   $  6,300,000     VMIG-1
  4,000,000  New York State Housing Finance Agency (Helena Housing) -
             Series A
             LOC Fleet Bank                                                     11/01/36     1.76       4,000,000     VMIG-1
  3,300,000  New York State Local Government Assistance Corporation -
             Series A-7V
             Insured by FGIC                                                    04/01/20     1.72       3,300,000     VMIG-1     A1+
 10,600,000  New York State Local Government Assistance Corporation -
             Series 1994B
             LOC Westdeutsche Landesbank/Bayerische Landesbank                  04/01/23     1.72      10,600,000     VMIG-1     A1+
  1,000,000  New York State Local Government Assistance Corporation -
             Series B
             LOC Bank of Nova Scotia                                            04/01/25     1.74       1,000,000     VMIG-1     A1+
 13,200,000  New York State Local Government Assistance Corporation -
             Series C
             LOC Landesbank Hessen                                              04/01/25     1.74      13,200,000     VMIG-1     A1+
  5,000,000  New York State Local Government Assistance Corporation -
             Series 1995D
             LOC Societe Generale                                               04/01/25     1.69       5,000,000     VMIG-1     A1+
  8,900,000  New York State Local Government Assistance Corporation -
             Series 1995F
             LOC Societe Generale                                               04/01/25     1.72       8,900,000     VMIG-1     A1+
  3,800,000  New York State Local Government Assistance Corporation -
             Series G
             LOC Bank of Nova Scotia                                            04/01/25     1.73       3,800,000     VMIG-1     A1
  2,000,000  New York State Local Government Assistance Corporation -
             Series 8V
             Insured by FSA                                                     04/01/19     1.72       2,000,000                A1+
  4,600,000  New York State MHRB (Normandie Court I Project) - Series 1
             LOC Landesbank Hessen                                              05/15/15     1.70       4,600,000     VMIG-1     A1+
  4,560,000  New York State Thruway Authority
             (Highway & Bridge Trust Fund) ROCs RR II R4506
             Insured by AMBAC Indemnity Corp.                                   04/01/19     1.78       4,560,000                A1+
  4,400,000  New York Triborough Bridge & Tunnel Authority - Series C
             Insured by AMBAC Indemnity Corp.                                   01/01/33     1.74       4,400,000     VMIG-1     A1+
  5,000,000  New York Triborough Bridge & Tunnel Authority BAN - Series C
             Insured by AMBAC Indemnity Corp.                                   01/01/32     1.74       5,000,000     VMIG-1     A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2004
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity               Value             Standard
   Amount                                                                         Date       Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 9,000,000  New York City, NY - Subseries H-6
             LOC Fleet Bank                                                     03/01/34     1.73%   $  9,000,000     VMIG-1     A1
  4,000,000  New York Triborough Building & Tunnel Authority General - Series F
             LOC ABN AMRO Bank N.A.                                             11/01/32     1.74       4,000,000     VMIG-1     A1+
  4,000,000  Port Authority of New York and New Jersey
             ROB/INS Trust Receipts Class F - Series 10
             Insured by FSA                                                     01/15/17     1.76       4,000,000     VMIG-1     A1+
  1,300,000  Port Authority of New York and New Jersey Special Versatile
             Structure Obligation RB - Series 3                                 06/01/20     1.71       1,300,000     VMIG-1     A1+
  2,000,000  Port Orange, FL RB (Palmer College) - Series 2002
             LOC LaSalle National Bank                                          10/01/32     1.77       2,000,000                A1+
  2,000,000  Puerto Rico Commonwealth - PA 625
             Insured by AMBAC Indemnity Corp.                                   07/01/10     1.76       2,000,000                A1+
  1,205,000  Puerto Rico HFC (Eagle) - Series 2000-C5102
             Insured by AMBAC Indemnity Corp.                                   10/01/11     1.86       1,205,000                A1+
  2,000,000  Puerto Rico Infrastructure Financing Authority
             (Eagle Trust) - Series 2001 (c)                                    10/01/34     1.77       2,000,000
  3,400,000  Puerto Rico PFC P-Floats PA 783                                    10/01/19     1.76       3,400,000                A1+
-----------                                                                                          ------------
338,588,500  Total Variable Rate Demand Instruments                                                   338,588,500
-----------                                                                                          ------------
Variable Rate Demand Instrument - Private Placement (d) (0.65%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
             LOC Union Bank of Switzerland                                      09/01/21     3.09%   $  3,000,000       P1       A1+
-----------                                                                                          ------------
  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                  3,000,000
-----------                                                                                          ------------
             Total Investments (98.85%) (cost $457,015,739+)                                          457,015,739
             Cash and other assets, net of liabilities (1.15%)                                          5,318,274
                                                                                                     ------------
             Net Assets (100.00%)                                                                    $462,334,013
                                                                                                     ============
             Net Asset Value, offering and redemption price per share:
             Class A,           291,111,289 shares outstanding (Note 3)                              $       1.00
                                                                                                     ============
             Class B,            47,094,203 shares outstanding (Note 3)                              $       1.00
                                                                                                     ============
             Victory Shares,     48,246,349 shares outstanding (Note 3)                              $       1.00
                                                                                                     ============
             Advantage Shares,   75,876,266 shares outstanding (Note 3)                              $       1.00
                                                                                                     ============

             + Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN     =   Bond Anticipation Note                           LOC       =    Letter of Credit
     BOCES   =   Board of Cooperative Educational Services        MHRB      =    Multi-Family Housing Revenue Bond
     CSD     =   Central School District                          MTA       =    Metropolitan Transit Authority
     FGIC    =   Financial Guaranty Insurance Company             PFC       =    Public Finance Corporation
     FSA     =   Financial Security Assurance                     RAN       =    Revenue Anticipation Note
     GO      =   General Obligation                               RB        =    Revenue Bond
     HDC     =   Housing Development Corporation                  ROB/INS   =    Reverse Option Bond / Inverse Securities
     HFA     =   Housing Finance Authority                        ROCs      =    Reset Option Certificates
     HFC     =   Housing Finance Commission                       TOCs      =    Tender Option Certificates
     IDA     =   Industrial Development Authority                 TOPs      =    Tender Option Puts
     IDRB    =   Industrial Development Revenue Bond


Breakdown of Portfolio holdings by State

------------------------- ---------------------------- -------------------------

         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------
Florida                         $     2,000,000                      0.44%
New York                            441,410,739                     96.58
Puerto Rico                          13,605,000                      2.98
------------------------- ---------------------------- -------------------------
Total                           $   457,015,739                   100.00%
------------------------- ---------------------------- -------------------------






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2004
(UNAUDITED)

================================================================================


INVESTMENT INCOME

Income:

   Interest..................................................................   $       2,978,731
                                                                                -----------------
Expenses: (Note 2)

   Investment management fee.................................................             715,632

   Administration fee........................................................             500,943

   Distribution fee (Advantage Shares).......................................             155,086

   Shareholder servicing fee (Class A).......................................             306,019

   Shareholder servicing fee (Victory Shares)................................              51,172

   Shareholder servicing fee (Advantage Shares)..............................              86,159

   Custodian expenses........................................................              12,719

   Shareholder servicing and related shareholder expenses+...................             123,884

   Legal, compliance and filing fees.........................................              95,995

   Audit and accounting......................................................              68,701

   Directors' fees and expenses..............................................              10,500

   Other expenses............................................................              11,305
                                                                                -----------------
       Total expenses........................................................           2,138,115

       Less:  Expenses paid indirectly.......................................               (447)

              Fees waived....................................................            (136,954)
                                                                                -----------------
   Net expenses .............................................................           2,000,714
                                                                                -----------------
Net investment income........................................................             978,017


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments.............................................               7,595
                                                                                -----------------
Increase in net assets from operations.......................................   $         985,612
                                                                                =================

+ Includes class specific transfer agency expenses of $76,505, $12,743 and $12,793 for Class A, Class B and Victory Shares, respectively.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                        Six Months
                                                                           Ended                  Year
                                                                     October 31, 2004             Ended
                                                                        (Unaudited)           April 30, 2004
                                                                        -----------           -------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................    $     978,017         $     1,053,212
    Net realized gain (loss) on investments.......................            7,595                   -0-
                                                                      -------------         ---------------
    Increase in net assets from operations........................          985,612               1,053,212
Dividends to shareholders from net investment income*:
    Class A.......................................................         (600,532)               (624,714)
    Class B.......................................................         (148,218)               (193,709)
    Victory Shares................................................         (101,074)               (153,411)
    Advantage Shares..............................................         (128,193)                (81,378)
Capital share transactions (Note 3):
    Class A.......................................................       (5,760,789)            (27,214,765)
    Class B.......................................................       (4,316,839)              4,445,274
    Victory Shares................................................       (5,369,430)            (26,167,129)
    Advantage Shares..............................................       39,190,636             (20,564,068)
                                                                      -------------         ---------------
        Total increase (decrease).................................       23,751,173             (69,500,688)
Net assets:
    Beginning of period...........................................      438,582,840             508,083,528
                                                                      -------------         ---------------
    End of period.................................................    $ 462,334,013         $   438,582,840
                                                                      =============         ===============

    Undistributed net investment income...........................    $       -0-           $       -0-
                                                                      =============         ===============

* Designated as exempt-interest dividends for regular federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Victory and Advantage New York Tax Exempt Liquidity Fund Shares ("Advantage Shares"). The Class A, Victory and Advantage Shares are subject to a service fee pursuant to the Distribution and Service Plan. The Advantage Shares are also subject to an additional distribution fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund are limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Victory Shares commenced on August 27, 1999. The Advantage Shares commenced on November 22, 2002 (formerly New York Tax Exempt Liquidity Fund Shares; redesignated Advantage New York Tax Exempt Liquidity Fund Shares on April 29, 2004).

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager"), equal to .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Fund's Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Victory and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to the Class A and Victory Shares and a service fee of .25% with respect to the Advantage Shares. In addition for its services under the Distribution Agreement, the Distributor receives .45% per annum in distribution fees of the Advantage Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended October 31, 2004, the Distributor voluntarily waived the following fees:

Distribution fees - Advantage Shares............................$    50,795
Shareholder servicing fees - Advantage Shares...................     86,159
                                                                  ---------
Total...........................................................$   136,954
                                                                  ---------
The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $4,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $101,212 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund.

For the period ended October 31, 2004, expenses paid indirectly by the Fund were $447 resulting from shareholder servicing and related shareholder expenses.

3. Capital Stock

At October 31, 2004, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions, all at $1.00 per share, were as follows:


                                              Six Months Ended                          Year
                                                 October 31,2004                        Ended
                                                   (Unaudited)                     April 30, 2004
                                                    ---------                      --------------
Class A
-------

Sold......................................           524,261,628                     1,016,942,018
Issued on reinvestment of dividends.......               303,638                           414,212
Redeemed..................................          (530,326,055)                   (1,044,570,995)
                                                 ---------------                   ---------------
Net increase (decrease)...................            (5,760,789)                      (27,214,765)
                                                 ===============                   ===============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
3. Capital Stock (Continued)

                                              Six Months Ended                           Year
                                                 October 31,2004                        Ended
                                                   (Unaudited)                     April 30, 2004
                                                    ---------                      --------------
Class B
-------
Sold......................................           105,650,849                       209,343,267
Issued on reinvestment of dividends.......               138,381                           199,092
Redeemed..................................          (110,106,069)                     (205,097,085)
                                                 ---------------                   ---------------
Net increase (decrease)...................            (4,316,839)                        4,445,274
                                                 ===============                   ===============
Victory Shares
--------------
Sold......................................            38,100,846                       144,236,690
Issued on reinvestment of dividends.......               100,447                           152,982
Redeemed..................................           (43,570,723)                     (170,556,801)
                                                 ---------------                   ---------------
Net increase (decrease)...................            (5,369,430)                      (26,167,129)
                                                 ===============                   ===============
Advantage Shares
----------------
Sold......................................            95,643,489                       175,147,776
Issued on reinvestment of dividends.......               115,340                            87,245
Redeemed..................................           (56,568,193)                     (195,799,089)
                                                 ---------------                   ---------------
Net increase (decrease)...................            39,190,636                       (20,564,068)
                                                 ===============                   ===============
As of October 31, 2004, the breakdown of net assets by share class were as follows:

   Class A................................       $   291,115,008
   Class B................................            47,094,805
   Victory Shares.........................            48,246,965
   Advantage Shares.......................            75,877,235
                                                 ---------------
                                                 $   462,334,013
                                                 ===============
4. Liabilities

At October 31, 2004, the Fund had the following liabilities:

Fees payable to Affiliates*...............       $       230,199
Dividends payable.........................               124,340
Accrued other payables....................                33,979
                                                 ---------------
   Total liabilities......................       $       388,518
                                                 ===============

*    Includes fees payable to Reich & Tang Asset  Management,  LLC, Reich & Tang
     Distributors, Inc. and Reich & Tang Services, Inc.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Tax Information
The tax character of all distributions paid during the years ended April 30, 2004 and 2003 were as follows:

                                2004                2003
                           -------------       -------------
Ordinary Income            $         -0-       $       1,727
Tax - Exempt Income            1,053,212           3,145,190

At April 30, 2004, the Fund had no distributable earnings.

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 76% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as, that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7. Financial Highlights


                                                  Six Months
                                                    Ended                             Year Ended April 30,
CLASS A                                        October 31, 2004    -----------------------------------------------------------
-------                                          (Unaudited)        2004         2003         2002         2001          2000
                                                  ---------        ------       ------       ------       ------        ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $  1.00         $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                                 --------        --------     --------     --------     --------      --------
Income from investment operations:
   Net investment income....................        0.002           0.002        0.006        0.012        0.031         0.026
   Net realized and unrealized gain(loss)
   on investments                                   0.000           --           0.000        --           --            --
                                                 --------        --------     --------     --------     --------      --------
  Total from investment operations..........        0.002           0.002        0.006        0.012        0.031         0.026
Less distributions from:
   Dividends from net investment income.....       (0.002)         (0.002)      (0.006)      (0.012)      (0.031)       (0.026)
   Net realized gains on investments........        --              --          (0.000)       --           --            --
                                                 --------        --------     --------     --------     --------      --------
   Total distributions......................       (0.002)         (0.002)      (0.006)      (0.012)      (0.031)       (0.026)
                                                 --------        --------     --------     --------     --------      --------
Net asset value, end of period.................  $  1.00           $1.00        $1.00        $1.00        $1.00         $1.00
                                                 ========        ========     ========     ========     ========      ========
Total Return...................................     0.20%(a)        0.21%        0.59%        1.23%        3.11%         2.62%
Ratios/Supplemental Data
Net assets, end of period (000)................  $291,115        $296,871     $324,086     $343,895     $406,791      $323,216
Ratios to average net assets:
   Expenses (b)................................     0.85%(c)        0.83%        0.82%        0.85%        0.87%         0.86%
   Net investment income.......................     0.39%(c)        0.21%        0.59%        1.27%        3.03%         2.59%
   Expenses paid indirectly....................     0.00%(c)        0.00%        0.00%        0.00%        0.00%         0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

7. Financial Highlights (Continued)

                                                  Six Months
                                                    Ended                             Year Ended April 30,
CLASS B                                        October 31, 2004    -----------------------------------------------------------
-------                                          (Unaudited)        2004         2003         2002         2001          2000
                                                  ---------        ------       ------       ------       ------        ------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $  1.00         $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                                 --------        --------     --------     --------     --------      --------
Income from investment operations:
      Net investment income....................     0.003           0.004        0.008        0.015        0.033         0.028
      Net realized and unrealized gain(loss)
      on investments                                0.000           --           0.000        --           --            --
                                                 --------        --------     --------     --------     --------      --------
     Total from investment operations..........     0.003           0.004        0.008        0.015        0.033         0.028
Less distributions from:
      Dividends from net investment income.....    (0.003)         (0.004)      (0.008)      (0.015)      (0.033)       (0.028)
      Net realized gains on investments........     --              --          (0.000)       --           --            --
                                                 --------        --------     --------     --------     --------      --------
      Total distributions......................    (0.003)         (0.004)      (0.008)      (0.015)      (0.033)       (0.028)
                                                 --------        --------     --------     --------     --------      --------
Net asset value, end of period.................  $  1.00         $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                                 ========        ========     ========     ========     ========      ========
Total Return...................................     0.30%(a)        0.41%        0.79%        1.46%        3.37%         2.84%
Ratios/Supplemental Data
Net assets, end of period (000)................  $ 47,095        $ 51,411     $ 46,966     $ 50,441     $ 45,149      $ 39,277
Ratios to average net assets:
   Expenses (b)................................     0.65%(c)        0.63%        0.61%        0.62%        0.62%         0.64%
   Net investment income.......................     0.58%(c)        0.40%        0.77%        1.44%        3.31%         2.87%
   Expenses paid indirectly....................     0.00%(c)        0.00%        0.00%        0.00%        0.00%         0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
7. Financial Highlights (Continued)


                                                                                                                   August 27, 1999
Victory Shares                                 Six Months Ended           Year Ended April 30,                     (Commencement of
--------------                                 October 31, 2004  -----------------------------------------------       Offering)
                                                 (Unaudited)       2004         2003         2002         2001     April 30, 2000
                                                  ---------      --------     --------     --------     --------   --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $  1.00         $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                                 --------        --------     --------     --------     --------      --------
Income from investment operations:
      Net investment income....................     0.002           0.002        0.006        0.012        0.031         0.018
      Net realized and unrealized gain(loss)
      on investments                                0.000           --           0.000        --           --            --
                                                 --------        --------     --------     --------     --------      --------
     Total from investment operations..........     0.002           0.002        0.006        0.012        0.031         0.018
Less distributions from:
      Dividends from net investment income.....    (0.002)         (0.002)      (0.006)      (0.012)      (0.031)       (0.018)
      Net realized gains on investments........     --              --          (0.000)       --           --            --
                                                 --------        --------     --------     --------     --------      --------
      Total distributions......................    (0.002)         (0.002)      (0.006)      (0.012)      (0.031)       (0.018)
                                                 --------        --------     --------     --------     --------      --------
Net asset value, end of period.................  $  1.00         $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                                 ========        ========     ========     ========     ========      ========
Total Return...................................     0.20%(a)        0.21%        0.59%        1.23%        3.11%         1.84%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................  $ 48,247        $ 53,616     $ 79,783     $ 89,963     $ 78,428      $ 65,745
Ratios to average net assets:
   Expenses (b)................................     0.85%(c)        0.83%        0.82%        0.85%        0.87%         0.86%(c)
   Net investment income.......................     0.39%(c)        0.21%        0.59%        1.27%        3.03%         2.59%(c)
   Expenses paid indirectly....................     0.00%(c)        0.00%        0.00%        0.00%        0.00%         0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

7. Financial Highlights (Continued)



Advantage Shares                                                Six Months Ended          Year              November 22, 2002
----------------                                                October 31, 2004         Ended          Commencement of Offering) to
                                                                  (Unaudited)        April 30, 2004          April 30, 2003
                                                                   ---------         --------------          --------------

   Per Share Operating Performance:
   (for a share outstanding throughout the period)
   Net asset value, beginning of period..........                  $ 1.00           $   1.00                   $  1.00
                                                                   -------           --------                  --------
Income from investment operations:
       Net investment income.....................                    0.002              0.001                     0.001
       Net realized and unrealized gain(loss)
       on investments                                                0.000              --                        0.000
                                                                   -------           --------                  --------
       Total from investment operations                              0.002              0.001                     0.001
Less distributions from:
       Dividends from net investment income......                   (0.002)            (0.001)                   (0.001)
       Net realized gains on investments.........                    --                 --                       (0.000)
                                                                   -------           --------                  --------
       Total distributions.....................                     (0.002)            (0.001)                   (0.001)
                                                                   -------           --------                  --------
   Net asset value, end of period................                  $ 1.00             $1.00                    $  1.00
                                                                   =======           ========                  ========
   Total Return..................................                    0.17%(a)          0.15%                      0.15%(a)
   Ratios/Supplemental Data
   Net assets, end of period (000)...............                  $75,877           $36,685                   $ 57,249
   Ratios to average net assets:
    Expenses (b).................................                    0.91%(c)          0.89%                      0.90%(c)
    Net investment income........................                    0.37%(c)          0.14%                      0.33%(c)
    Expenses paid indirectly.....................                    0.00%(c)          0.00%                      0.00%(c)
    Distribution and shareholder servicing fees waived               0.40%(c)          0.39%                      0.37%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


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

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================
ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q will be available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------

New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020












NY10/04S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.


                               Semi-Annual Report
                                October 31, 2004
                                   (Unaudited)
--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not Applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date:  December 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ Steven W. Duff
                              Steven W. Duff, President

Date:  December 29, 2004

By (Signature and Title)* /S/ Anthony Pace
                              Anthony Pace, Treasurer
Date:  December 29, 2004

* Print the name and title of each signing officer under his or her signature.